Expense Example - FIMMFunds-SelectComboPRO - FIMMFunds-SelectComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Select Class
May 30, 2024 USD ($)
Expense Example:
1 year	$ 24
3 years	80
5 years	142
10 years	$ 327